Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Operating Leases
Note 13 - Operating Leases

The Company leases office space and other property and equipment under lease agreements expiring on various dates through 2019.  The Company recognized expense under operating leases of approximately $5 million, $5 million, and $4 million, for the years ended December 31, 2011, December 31, 2010, and December 31, 2009, respectively.

As of December 31, 2011, future minimum lease payments were as follows (in thousands):

2012	$5,652
2013	4,769
2014	4,598
2015	4,455
2016	2,950
Thereafter	9,053
$31,477